Putnam
Arizona
Tax Exempt
Income Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

11-30-98


[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* "A scarcity of municipal bond issuance may complicate our search for investments. But we believe our hands-on management, which is backed by a team of dedicated analysts will be instrumental in finding unrealized opportunities before the rest of the market does."

                                    -- David E. Hamlin, manager
                                       Putnam Arizona Tax Exempt Income Fund

* "When a whiff of recession sends equity markets into a panic, bond funds will be a rock. The rest of the time their regular monthly income payments will help stabilize your portfolio's overall returns."

                                    -- Fortune, December 21, 1998


   CONTENTS

 4 Report from Putnam Management

 8 Fund performance summary

12 Portfolio holdings

16 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The rush of foreign investors to the safety of U.S. Treasury bonds in recent months has driven prices on these securities markedly higher. Because of the inverse relationship of yields to prices, yields on 30-year Treasuries have declined to virtually the same level as those on long-term municipals. This near parity has made Arizona tax-exempt bonds unusually attractive for the state's tax-conscious investors.

On the other side, however, the ability to find appropriate investments for Putnam Arizona Tax Exempt Income Fund's portfolio has become the biggest challenge for David E. Hamlin, who was recently appointed as your fund's manager. David, who joined Putnam in August from the Vanguard Group, is also responsible for the management of a number of other municipal bond funds and institutional portfolios. He has 16 years of investment experience. Jerome Jacobs, who had served as interim manager, continues to monitor the fund in his role as chief investment officer of the Tax Exempt Group.

In the following report, David discusses the fund's performance during the first half of fiscal 1999 and comments on his current expectations for the months ahead.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
January 20, 1999



Report from the Fund Manager
David E. Hamlin

In the midst of the uncertainty clouding world financial markets, municipal bonds offered a welcome refuge for U.S. investors this fall. Prices of municipal bonds fluctuated less than those of their taxable counterparts. Furthermore, falling interest rates brought long-term municipal bond yields in line with the 30-year Treasury bond yield throughout the fall, suggesting that tax-free securities are undervalued relative to Treasuries. Putnam Arizona Tax Exempt Income Fund's performance demonstrates this relative safety, with class A shares delivering a total return of 2.59% at net asset value (-2.24% at public offering price) for the six months ended November 30, 1998. Performance for other shares and over longer time periods can be found on page 8.

* MUNICIPAL BONDS OFFER EXCEPTIONAL VALUE

After a turbulent autumn, the municipal bond market has calmed down and even slightly outperformed the Treasury market. Long-term municipal bond yields are approximately the same as the 30-year Treasury market -- exhibiting a remarkable level of cheapness relative to Treasuries. This ratio dropped to 97% during November but by the end of the month had returned to 100%. Up until the last few months, the ratio of municipal bond yields to Treasury yields had been in the 84% to 87% range.

The market arrived at these unprecedented yield ratios after a string of international problems set off the stock market volatility and the bond market rallies. As foreign and hedge fund investors panicked about plummeting stock markets, they began a flight to quality -- selling investments with virtually any element of risk and rushing for the safety of U.S. Treasury bonds. This buying spree drove up the prices of Treasuries while pushing down their yields. Since foreign investors do not benefit from the tax advantages of municipal bonds, prices in this market did not rise as much as those of Treasuries. For the past few months, municipal bond yields have been extremely close or equal to Treasury yields, making them an exceptional investment choice for U.S. investors.

Normally when interest rates fall, prerefundings boost the bond supply. But rates have been low for some time and so most issuers have already completed their refundings and we expect that the supply of new issues will slow -- a positive factor for municipal bond prices. In addition, the calendar of municipal bond sales usually slows during the holiday season as well.

The yield relationship of Treasury yields to municipal securities is also contributing to the decline in supply. Since Treasury yields fell so dramatically relative to municipal yields, the Treasury escrows used in prerefundings are not adequate to pay off the municipal issues.

* STRONG CREDIT FUNDAMENTALS, WEAK BOND ISSUANCE

A stable Arizona economy, steady population growth -- approximately 30% over the past 10 years -- and low unemployment are contributing to favorable conditions around the state. In addition, with budget surpluses since 1992, Arizona's fiscal management has remained strong, and we expect it to remain stable for the foreseeable future.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Hospitals/health care     19.1%

Transportation            17.4%

Utilities                 10.9%

Education                  9.1%

Water and sewerage         8.5%

Footnote reads:
*Based on net assets as of 11/30/98. Holdings will vary over time.


The limited supply of municipal bonds coming to market in Arizona often complicates our search for attractively priced, higher-yielding securities. However, with a team of in-house analysts dedicated to the various industry sectors we follow, we're ready to move quickly when an opportunity presents itself. In September, we participated in an offering by the Glendale, Arizona, school district, which is financing the renovation of existing schools. The bonds, which are insured by the major municipal bond insurance companies to assure timely payment of principal and interest, also carry a noncallable provision. In today's low interest-rate environment, noncallable bonds are an effective way to protect the fund's income stream.

Given Arizona's steady population growth, greater demand for municipal services and an expansion of the state's infrastructure are providing an impetus for new municipal bond issues. Hospitals and water/sewerage facilities bonds make up the largest portion of these issues. Northern Arizona Hospital System, a holding we acquired shortly after the reporting period, is a group of hospitals that dominate the regions that they serve. The bonds are insured, adding an extra degree of assurance for investors. Within the sector as a whole, we have seen some widening of credit spreads between higher- and lower-yielding bonds as a result of the Philadelphia Healthcare System bankruptcy. We are viewing the situation opportunistically, comfortable with the knowledge that our credit research will add value as we seek out issues of the more profitable hospitals.

We also purchased the city of Tucson water bonds, which just came to market in November. Interestingly the bonds are structured as a forward transaction. Tucson is issuing bonds that will not settle until October 1999 in order to take advantage of today's low interest rates. The city must pay an above-market rate to attract investors to the bonds, since the income payout will not start until after settlement. The bonds are also self-funding, with user fees paid by consumers of water as the source of the bonds' payment to investors. Because the issuers have the ability to set user fees, income from this type of bond is relatively stable and the bonds carry a lower risk of default than other types of municipal bonds.



[GRAPHIC OMITTED: pie chart CREDIT QUALITY OVERVIEW]

CREDIT QUALITY OVERVIEW*

A       --  5.6%

Aa/AA   -- 10.6%

Aaa/AAA -- 56.7%

B       --  1.4%

Ba/BB   -- 12.0%

Baa/BBB -- 13.7%

Footnote reads:
*As a percentage of market value as of 11/30/98. A bond rated Baa or higher is considered investment grade. Ratings reflect Moody's and Standard & Poor's(Registered Trademark) descriptions; percentages may include unrated bonds considered by Putnam Management to be of comparable quality. Ratings will vary over time.


* PRO-GROWTH FED CALMS FINANCIAL MARKETS

The bond markets are moving away from their obsession with performance on international markets, reassured by indications that the Federal Reserve Board is prepared to step in to stabilize the U.S. financial markets when required. As of period's end, the Fed had cut interest rates three times in seven weeks, for a reduction of three quarters of a percentage point. The board's relaxed monetary policy is sending a reassuring message both to the world and to Wall Street that the Fed is willing to do its part to keep U.S. economic growth on track. Strong consumer spending is also likely to contribute to a slowing but still strong economy well into 1999.

The Arizona bond market will likely continue to benefit from the multiplier effect of an ever-increasing population. Schools, hospitals, and new roads are contributing to the ongoing strength of the state's economy. Every phase of these large-scale projects, from the purchase of materials to the hiring of workers, has a positive effect on the market and we are working to take advantage of it.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 11/30/98, there is no guarantee the fund will continue to hold these securities in the future.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Arizona Tax Exempt Income Fund is designed for investors seeking a high level or current income free from federal and state income tax consistent with preservation of capital.


TOTAL RETURN FOR PERIODS ENDED 11/30/98

                                Class A            Class B         Class M
(inception date)               (1/30/91)          (7/15/93)        (7/3/95)
                              NAV      POP      NAV     CDSC      NAV     POP
------------------------------------------------------------------------------
6 months                     2.59%   -2.24%    2.37%   -2.64%    2.54%   -0.76%
------------------------------------------------------------------------------
1 year                       6.16     1.11     5.65     0.65     5.84     2.41
------------------------------------------------------------------------------
5 years                     29.41    23.24    25.45    23.46    27.60    23.41
Annual average               5.29     4.27     4.64     4.31     5.00     4.30
------------------------------------------------------------------------------
Life of fund                71.72    63.64    62.37    62.37    67.32    61.89
Annual average               7.15     6.49     6.39     6.39     6.79     6.35
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 11/30/98

                                           Lehman Bros.
                                             Municipal      Consumer
                                            Bond Index     Price Index
------------------------------------------------------------------------------
6 months                                       3.84%         0.74%
------------------------------------------------------------------------------
1 year                                         7.77          1.55
------------------------------------------------------------------------------
5 years                                       34.96         12.48
Annual average                                 6.29          2.38
------------------------------------------------------------------------------
Life of fund                                  82.47         21.84
Annual average                                 7.98          2.56
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25% respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 11/30/98

                                 Class A      Class B       Class M
------------------------------------------------------------------------------
Distributions (number)              6            6              6
------------------------------------------------------------------------------
Income                          $0.208943    $0.178199     $0.195188
------------------------------------------------------------------------------
Capital gains1                      --           --            --
------------------------------------------------------------------------------
 Total                          $0.208943    $0.178199     $0.195188
------------------------------------------------------------------------------
Share value:                  NAV      POP      NAV      NAV      POP
------------------------------------------------------------------------------
5/31/98                     $9.32    $9.78    $9.30    $9.33    $9.64
------------------------------------------------------------------------------
11/30/98                     9.35     9.82     9.34     9.37     9.68
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current dividend rate2       4.32%    4.11%    3.67%    4.02%    3.89%
------------------------------------------------------------------------------
Taxable equivalent3          7.54     7.18     6.41     7.02     6.79
------------------------------------------------------------------------------
Current 30-day SEC yield4    3.79     3.61     3.05     3.45     3.34
------------------------------------------------------------------------------
Taxable equivalent3          6.62     6.30     5.32     6.02     5.83
------------------------------------------------------------------------------
1 Capital gains, if any, are taxable for federal and, in most cases, state tax purposes. For some investors, investment income may also be subject to the federal alternative minimum tax. Investment income may be subject to state and local taxes.

2 Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

3 Assumes maximum 42.72% combined federal and state tax rate. Results for investors subject to lower tax rates would not be as advantageous.

4 Based only on investment income, calculated using SEC guidelines.

TOTAL RETURN FOR PERIODS ENDED 12/31/98
(most recent calendar quarter)

                                Class A           Class B           Class M
(inception date)               (1/30/91)         (7/15/93)         (7/3/95)
                              NAV      POP      NAV     CDSC      NAV     POP
------------------------------------------------------------------------------
6 months                     2.91%   -1.95%    2.46%   -2.54%    2.86%   -0.46%
------------------------------------------------------------------------------
1 year                       4.86    -0.16     4.36    -0.64     4.77     1.41
------------------------------------------------------------------------------
5 years                     27.26    21.27    23.23    21.27    25.72    21.64
Annual average               4.94     3.93     4.27     3.93     4.68     4.00
------------------------------------------------------------------------------
Life of fund (1/30/91)      72.35    64.25    62.71    62.71    68.07    62.62
Annual average               7.11     6.47     6.34     6.34     6.78     6.33
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 4.75% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Lehman Brothers Municipal Bond Index is an unmanaged list of long-term fixed-rate investment-grade tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


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

Portfolio of investments owned
November 30, 1998 (Unaudited)

Key to Abbreviations
AMBAC       -- AMBAC Indemnity Corporation
CLI Insd.   -- Connie Lee Insurance Insured
COP         -- Certificate of Participation
FGIC        -- Financial Guaranty Insurance Company
FHA Insd    -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll.  -- Federal National Mortgage Association Collateralized
FSA         -- Financial Security Assurance
GNMA Coll.  -- Government National Mortgage Association Collateralized
G.O. Bonds  -- General Obligation Bonds
MBIA        -- Municipal Bond Investors Assurance Corporation

MUNICIPAL BONDS AND NOTES (100.2%) (a)
PRINCIPAL AMOUNT                                                                            RATINGS(RAT)             VALUE

Arizona (86.0%)
--------------------------------------------------------------------------------------------------------------------------
$         1,975,000  AZ Hlth. Fac. Auth. Hosp. Syst. Rev. Bonds
                       (Phoenix Mem. Hosp.), 8.2s, 6/1/21                                       BBB         $    2,120,656
          1,500,000  AZ Student Loan Acquisition Auth. Rev. Bonds,
                       Ser. B, 6.6s, 5/1/10                                                     Aa               1,616,250
                     AZ, State Hlth. Facs. Auth. Rev. Bonds
                       (Bethesda Foundation), Ser. A
          2,000,000    6.4s, 8/15/27                                                            BB/P             2,107,500
          1,315,000    6 3/8s, 8/15/15                                                          BB/P             1,393,900
          1,750,000  Central AZ Wtr. Consv. Dist. Contract Rev. Bonds
                       (Central AZ), Ser. A, 5 1/2s, 11/1/10                                    AA-              1,929,375
          1,450,000  Chandler, G.O. Bonds, FGIC, 8s, 7/1/10                                     Aaa              1,930,313
          1,100,000  Chandler, St. & Hwy. Rev. Bonds, MBIA, 8s, 7/1/11                          Aaa              1,474,000
          2,150,000  Chandler, Wtr. & Swr. Rev. Bonds, FGIC, 8s, 7/1/14 (SEG)                   Aaa              2,918,625
                     Cochise Cnty., Indl. Dev. Rev. Bonds
                       (Sierra Vista Cmnty. Hosp.)
          1,995,000    Ser. B, 8 1/2s, 12/1/21                                                  BBB-/P           2,256,844
          2,495,000    Ser. C, 8 1/4s, 12/1/14                                                  BBB-/P           2,940,981
                     Coconino Cnty., Poll. Control Rev. Bonds
                       (Nevada Power Co.)
          4,000,000    6 3/8s, 10/1/36                                                          BBB-             4,350,000
          3,000,000    Ser. B, 5.8s, 11/1/32                                                    BBB-             3,052,500
          1,000,000  Gilbert, Wtr. & Swr. Rev. Bonds, FGIC,
                       6 1/2s, 7/1/22                                                           Aaa              1,117,500
          1,500,000  Gilbert, Wtr. & Wastewtr. Syst. Rev. Bonds
                       (Connection Dev. Fee), 6 7/8s, 4/1/14                                    BB+/P            1,543,125
          2,500,000  Glendale G.O. Bonds (High School Dist. No. 205),
                       FGIC, 4.7s, 7/1/14                                                       Aaa              2,471,875
          1,000,000  Glendale, Indl. Dev. Auth. Edl. Fac. Rev. Bonds,
                       CLI Insd., 7 1/8s, 7/1/20                                                AAA              1,190,000
          4,500,000  Maricopa Cnty., Hosp. Rev. Bonds
                       (Sun Health Corp.), 6 1/8s, 4/1/18                                       Baa1             4,871,250
          2,670,000  Maricopa Cnty., Indl. Dev. Auth. Multi-Fam. Hsg.
                       Rev. Bonds (Laguna Point Apt.), 6 3/4s, 7/1/19                           A                2,930,325
          3,500,000  Maricopa Cnty., Indl. Dev. Auth. Hosp. Fac.
                       Rev. Bonds (Samaritan Hlth. Svcs.), Ser. A, MBIA,
                       7s, 12/1/16                                                              Aaa              4,383,750
                     Maricopa Cnty., Poll. Control Rev. Bonds
                       (Public Service Co.)
          5,000,000    Ser. A, 6.3s, 12/1/26                                                    Ba1              5,375,000
          2,000,000    Ser. A, 5 3/4s, 11/1/22                                                  Ba1              2,055,000
                     Maricopa Cnty., School Dist. G.O. Bonds
          2,000,000    (Dist. No. 69 Paradise Valley), Ser. B, MBIA,
                       7s, 7/1/12                                                               Aaa              2,512,500
            960,000    (School Dist. No. 11 Peoria U.), MBIA,
                       6.4s, 7/1/10                                                             Aaa              1,024,800
          1,500,000    (Dist. No. 69 Paradise Valley), MBIA,
                       6.35s, 7/1/10                                                            Aaa              1,773,750
          3,175,000     Ser. C, FSA, 6 1/4s, 7/1/14                                             Aaa              3,754,438
          1,000,000  Mesa, Util. Syst. Rev. Bonds, FGIC, 7 1/4s, 7/1/12                         Aaa              1,267,500
          1,445,000  Mohave Cnty., Indl. Dev. Auth. Multi-Fam. Mtge.
                       Rev. Bonds (Coopers Ridge Apts.), FHA Insd.,
                       7 3/8s, 4/1/32                                                           AAA              1,587,694
          2,725,000  Northern AZ U. Rev. Bonds, FGIC, 6 1/2s, 6/1/09                            Aaa              3,232,531
                     Phoenix G.O. Bonds
          1,000,000    6 3/8s, 7/1/13                                                           AA+              1,097,500
          1,000,000    6s, 7/1/10                                                               Aa1              1,116,250
          3,845,000  Phoenix, Civic Impt. Corp. Rev. Bonds, Ser. 405,
                       6.6s, 7/1/15 (acquired 8/7/98, cost $4,056,744)                          AAA/P            4,219,888
          2,845,000  Phoenix, Civic Impt. Corp. Waste Wtr. Syst.
                       Rev. Bonds, MBIA, 6 1/2s, 7/1/08                                         Aaa              3,300,200
          1,600,000  Phoenix, Hsg. Fin. Corp. Mtge. Rev. Bonds, Ser. A,
                       MBIA, 6.9s, 1/1/23                                                       Aaa              1,690,000
          2,150,000  Phoenix, Indl. Dev. Auth. Rev. Bonds
                       (Chris Ridge Village), FHA Insd., 6.8s, 11/1/25                          AAA              2,270,938
          1,000,000  Pima Cnty., Indl. Dev. Auth. Multi-Fam. Rev. Bonds
                       (Willowick Apts.), 5 1/2s, 3/1/28                                        AA               1,017,500
          1,635,000  Pima Cnty., Indl. Dev. Auth. Single Family Mtge.
                       Rev. Bonds, FNMA Coll., GNMA Coll.,
                       FHLMC Coll., 6.95s, 11/1/23                                              AAA              1,729,013
          1,000,000  Pima Cnty., School Dist. No. 1 Rev. Bonds, FGIC,
                       7 1/2s, 7/1/08                                                           Aaa              1,255,000
          2,000,000  Pinal Cnty., COP, 6 1/2s, 6/1/09                                           AA               2,140,000
          2,000,000  Pinal Cnty., Indl. Dev. Auth. Rev. Bonds
                       (Casa Grande Regl. Med. Ctr.), Ser. A,
                       8 1/8s, 12/1/22                                                          B/P              2,142,500
          1,325,000  Pinal Cnty., School Dist. Pinal Cnty., School Dist.
                       (AZ U., Apache Junction), Ser. A, FGIC,
                       6.8s, 7/1/08                                                             Aaa              1,596,625
          3,250,000  Salt River, Rev. Bonds (Project Agric.), 6s, 1/1/09                        Aa               3,692,813
          1,140,000  Scottsdale G.O. Bonds, 5 1/2s, 7/1/12                                      Aa1              1,249,725
          1,740,000  Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds
                       (Scottsdale Memorial Hosp.), Ser. A, AMBAC,
                       6 1/8s, 9/1/17                                                           Aaa              1,959,675
          4,000,000  Scottsdale, Indl. Dev. Auth. Rev. Bonds
                       (First Mtge. Westminster Village), Ser. A,
                       8 1/4s, 6/1/15                                                           BB-/P            4,520,000
          1,000,000  Sedona COP, 7.2s, 4/1/12                                                   BBB/P            1,033,750
          1,000,000  South Tucson, Muni. Property Corp. Fac. Rev. Bonds,
                       8 1/2s, 6/1/05                                                           BB               1,067,500
          3,985,000  Tucson G.O. Bonds, FGIC, 6.4s, 7/1/08                                      Aaa              4,677,394
          4,000,000  Tucson, Arpt. Auth. Special Fac. Rev. Bonds
                       (Lockheed Aermod Ctr. Inc.), 8.7s, 9/1/19                                A3               4,385,000
            860,000  Tucson, Indl. Dev. Auth. Multi-Fam. Rev. Bonds
                       (La Entrada), FHA Insd., 7.4s, 7/1/26                                    AAA                908,375
          3,765,000  Tucson, St. & Hwy. User Rev. Bonds, Sr. Lien, MBIA,
                       6s, 7/1/10                                                               Aaa              4,339,163
                     Tucson Wtr Rev. Bonds
          1,000,000    FGIC, 5 1/2s, 7/1/14                                                     Aaa              1,087,500
          2,720,000    Ser. A, FGIC, 5s, 7/1/10 (FWC/WIS)                                       Aaa              2,781,200
          1,000,000  U. of AZ COP (Telecommunications Syst.),
                       6 1/2s, 7/15/12                                                          A+               1,077,500
                     U. of AZ Rev. Bonds
          1,000,000    Ser. B, 6.9s, 6/1/16                                                     AA               1,068,750
          1,000,000    6 1/4s, 6/1/11                                                           AA               1,076,250
          1,450,000  U. of AZ Med. Ctr. Corp. Hosp. Rev. Bonds, MBIA,
                       6 7/8s, 7/1/21                                                           Aaa              1,593,188
                                                                                                            --------------
                                                                                                               129,275,179

Puerto Rico (14.2%)
--------------------------------------------------------------------------------------------------------------------------
          1,000,000  Cmnwlth. of PR, G.O. Bonds, MBIA, 6 1/4s, 7/1/12                           Aaa              1,191,250
                     Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
          5,470,000    Ser. 396, 7.1s, 7/1/09 (acquired 7/30/98,
                       cost $6,353,624) (RES)                                                   AAA/P            6,700,750
          1,000,000    Ser. Y, MBIA, 6 1/4s, 7/1/09                                             Aaa              1,173,750
          3,225,000    Ser. Y, MBIA, 6 1/4s, 7/1/13                                             AAA              3,817,590
          2,000,000  Cmnwlth of PR, Muni. Fin. Agcy. Rev. Bonds, Ser. A,
                       FSA, 6s, 7/1/11                                                          Aaa              2,322,500
                     Cmnwlth of PR, Pub. Bldg. Auth. Gtd. Ed. & Hlth.
                       Fac. Rev. Bonds
          1,500,000    Ser. L, 6 7/8s, 7/1/21                                                   Aaa              1,680,000
          4,000,000    Ser. M, AMBAC, 5 3/4s, 7/1/10                                            Aaa              4,545,000
                                                                                                            --------------
                                                                                                                21,430,840
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $140,866,164) (b)                                              $  150,706,019
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $150,377,745.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at
      November 30, 1998 for the securities listed. Ratings are generally ascribed to securities at the time of issuance.
      While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at November 30, 1998. Securities rated by Putnam are indicated by "/P" and are not publicly rated.

  (b) The aggregate identified cost on a tax basis is $140,801,163, resulting in gross unrealized appreciation and depreciation of $10,149,711 and $244,855, respectively, or net unrealized appreciation of $9,904,856.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at November 30, 1998 was $10,920,638, or 7.3% of net assets.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at November 30, 1998.

(WIS) When-issued securities (Note 1)

      The fund had the following industry group concentrations greater than 10% at November 30, 1998 (as a percentage of net assets):

        Hospitals/Health care   19.1%
        Transportation          17.4
        Utilities               10.9

      The fund had the following insurance concentrations greater than 10% at November 30, 1998 (as a percentage of net assets):

        MBIA                    18.8%
        FGIC                    16.2


-------------------------------------------------------------------------------
Futures Contracts Outstanding at November 30, 1998 (Unaudited)
                                                                   Unrealized
                                     Aggregate Face    Expiration  Appreciation/
                         Total Value         Value          Date  (Depreciation)
-------------------------------------------------------------------------------
U.S. Treasury Notes
20 yr. (Short)            $2,073,500    $2,064,758        Mar-99     ($8,742)
Municipal Bond
Index (Short)              7,588,125     7,686,911        Dec-98      98,786
U.S. Treasury Notes
20 yr. (Short)             4,414,688     4,323,281        Dec-98     (91,407)
-------------------------------------------------------------------------------
                                                                     ($1,363)
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.






Statement of assets and liabilities
November 30, 1998 (Unaudited)

Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $140,866,164) (Note 1)                                            $150,706,019
-----------------------------------------------------------------------------------------------
Interest receivable                                                                   2,902,897
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                           65,000
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                  298,466
-----------------------------------------------------------------------------------------------
Total assets                                                                        153,972,382

Liabilities
-----------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                        249,220
-----------------------------------------------------------------------------------------------
Payable for variation margin                                                             97,492
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                      2,776,467
-----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                   136,661
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                               77,173
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                            150,644
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                               18,069
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                79
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              1,009
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                   62,719
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   25,104
-----------------------------------------------------------------------------------------------
Total liabilities                                                                     3,594,637
-----------------------------------------------------------------------------------------------
Net assets                                                                         $150,377,745

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                    $143,782,224
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                               (90,695)
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                                (3,152,276)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                            9,838,492
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                         $150,377,745

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($116,561,399 divided by 12,466,876 shares)                                               $9.35
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $9.35)*                                    $9.82
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($33,293,911 divided by 3,565,964 shares)+                                                $9.34
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($522,435 divided by 55,779 shares)                                                       $9.37
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $9.37)**                                   $9.68
-----------------------------------------------------------------------------------------------
  * On single retail sales of less than $25,000. On sales of $25,000 or more and on group sales the offering price is reduced.

 ** On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

  + Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended November 30, 1998 (Unaudited)

Tax exempt interest income:                                                          $3,931,060
-----------------------------------------------------------------------------------------------

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                        354,202
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          104,604
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                         2,967
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          3,022
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                   118,671
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                   138,363
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                     1,311
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                   5,800
-----------------------------------------------------------------------------------------------
Registration fees                                                                            75
-----------------------------------------------------------------------------------------------
Auditing                                                                                 14,317
-----------------------------------------------------------------------------------------------
Legal                                                                                       914
-----------------------------------------------------------------------------------------------
Postage                                                                                   9,008
-----------------------------------------------------------------------------------------------
Other                                                                                     4,351
-----------------------------------------------------------------------------------------------
Total expenses                                                                          757,605
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (13,884)
-----------------------------------------------------------------------------------------------
Net expenses                                                                            743,721
-----------------------------------------------------------------------------------------------
Net investment income                                                                 3,187,339
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                        219,867
-----------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                        (852,095)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
futures contracts during the period                                                   1,263,293
-----------------------------------------------------------------------------------------------
Net gain on investments                                                                 631,065
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                 $3,818,404
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                    November 30          May 31
                                                                                           1998*           1998
---------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                              $  3,187,339    $  7,087,572
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                (632,228)        341,595
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                            1,263,293       4,477,721
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                  3,818,404      11,906,888
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                          (2,699,516)     (5,914,397)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                            (571,698)     (1,243,648)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                             (10,009)        (24,352)
---------------------------------------------------------------------------------------------------------------
Decrease from capital share transactions (Note 4)                                    (3,375,608)     (3,094,187)
---------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                              (2,838,427)      1,630,304

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 153,216,172     151,585,868
---------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess and
undistributed net investment income of $90,695
and $3,189, respectively)                                                          $150,377,745    $153,216,172
---------------------------------------------------------------------------------------------------------------

* Unaudited

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                                                Six months
                                                                     ended
Per-share                                                          Nov. 30
operating performance                                           (Unaudited)                       Year ended May 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1998             1998             1997             1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                  $9.32            $9.03            $8.84            $9.01
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  .20              .44              .46              .47
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                             .04              .29              .19             (.17)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                  .24              .73              .65              .30
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.21)            (.44)            (.46)            (.47)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                          --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                                                     --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.21)            (.44)            (.46)            (.47)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                        $9.35            $9.32            $9.03            $8.84
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                             2.59*            8.28             7.52             3.38
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                    $116,561         $120,649         $122,743         $126,716
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                              .43*             .99              .98             1.03
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                             2.18*            4.76             5.11             5.20
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               14.51*           29.63            73.61           108.68
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

 ++ The fiscal year end advanced from August 31 to May 31.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charge.

(b) The ratio of expenses to average net assets for the year ended May 31, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS A (continued)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   For the
                                                                               nine months
Per-share                                                                            ended
operating performance                                                               May 31               Year ended August 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                      1995++            1994             1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                   $8.84            $9.47            $9.07
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                   .38              .51              .54
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                              .17             (.61)             .47
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                   .55             (.10)            1.01
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                      (.38)            (.50)            (.55)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                           --               --             (.06)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                                                                      --             (.03)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                    (.38)            (.53)            (.61)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                         $9.01            $8.84            $9.47
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                              6.45*           (1.07)           11.54
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                     $136,598         $142,950         $145,304
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                               .70*             .97              .89
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                              4.42*            5.55             5.82
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                51.48*           34.68             5.72
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

 ++ The fiscal year end advanced from August 31 to May 31.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charge.

(b) The ratio of expenses to average net assets for the year ended May 31, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                                                Six months
                                                                     ended
Per-share                                                          Nov. 30
operating performance                                           (Unaudited)                      Year ended May 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1998             1998             1997             1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                  $9.30            $9.02            $8.82            $9.00
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  .17              .38              .40              .41
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                             .05              .28              .20             (.18)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                  .22              .66              .60              .23
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.18)            (.38)            (.40)            (.41)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain
on investments                                                          --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.18)            (.38)            (.40)            (.41)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                        $9.34            $9.30            $9.02            $8.82
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                             2.37*            7.47             6.94             2.60
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                     $33,294          $32,046          $28,340          $24,050
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                              .75*            1.64             1.63             1.67
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                             1.85*            4.10             4.44             4.52
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               14.51*           29.63            73.61           108.68
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

 ++ The fiscal year end advanced from August 31 to May 31.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charge.

(b) The ratio of expenses to average net assets for the year ended May 31, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B (continued)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                    For the
                                                                                nine months                    For the period
Per-share                                                                             ended       Year ended    July 15, 1993+
operating performance                                                                May 31        August 31     to August 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                      1995++            1994             1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                   $8.83            $9.47            $9.39
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                   .34              .45              .11
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                              .17             (.61)             .03
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                   .51             (.16)             .14
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                      (.34)            (.45)            (.06)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain
on investments                                                                           --             (.03)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                    (.34)            (.48)            (.06)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                         $9.00            $8.83            $9.47
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                              5.99*           (1.80)            1.45*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                      $21,538          $16,247           $2,974
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                              1.19*            1.60              .19*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                              3.89*            4.82              .43*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                51.48*           34.68             5.72
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

 ++ The fiscal year end advanced from August 31 to May 31.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charge.

(b) The ratio of expenses to average net assets for the year ended May 31, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                                Six months
                                                                     ended                                     For the period
Per-share                                                          Nov. 30                                       July 3, 1995+
operating performance                                           (Unaudited)              Year ended May 31          to May 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1998             1998             1997             1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                  $9.33            $9.04            $8.85            $8.86
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  .19              .41              .43 (c)          .41
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                             .05              .30              .19             (.02)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                  .24              .71              .62              .39
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.20)            (.42)            (.43)            (.40)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain
on investments
Total distributions                                                   (.20)            (.42)            (.43)            (.40)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                        $9.37            $9.33            $9.04            $8.85
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                             2.54*            7.96             7.19             4.44*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                        $522             $521             $503             $293
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                              .58*            1.29             1.28             1.09*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                             2.03*            4.47             4.75             4.28*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               14.51*           29.63            73.61           108.68
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

 ++ The fiscal year end advanced from August 31 to May 31.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charge.

(b) The ratio of expenses to average net assets for the year ended May 31, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Notes to financial statements
November 30, 1998 (Unaudited)

Note 1
Significant accounting policies

Putnam Arizona Tax Exempt Income Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The fund seeks as high a level of current income exempt from federal income tax and Arizona state income tax as Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. believes is consistent with preservation of capital by investing primarily in a portfolio of Arizona tax exempt securities.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.25% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Tax-exempt bonds and notes are stated on the basis of valuations provided by a pricing service, approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. The fair value of restricted securities is determined by Putnam Management following procedures approved by the Trustees, and such valuations and procedures are reviewed periodically by the Trustees.

B) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis.

Securities purchased or sold on a when-issued basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

C) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

D) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended November 30, 1998, the fund had no borrowings against the line of credit.

E) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At May 31, 1998, the fund had a capital loss carryover of approximately $1,215,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover            Expiration
---------------       ----------------
   $680,000             May 31, 2003
    351,000             May 31, 2004
    184,000             May 31, 2005

F) Distributions to shareholders Income dividends are recorded daily by the fund and are distributed monthly. Capital gain distributions if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

G) Amortization of bond premium and accretion of bond discount Any premium resulting from the purchase of securities in excess of maturity value is amortized on a yield-to-maturity basis. Discounts on original issue discount bonds are accreted according to the yield-to-maturity basis.

Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.60% of the first $500 million of average net assets, 0.50% of the next $500 million, 0.45% of the next $500 million, and 0.40% of the next $5 billion, 0.375% of the next $5 billion, 0.355% of the next of the next $5 billion, 0.34% of the next $5 billion and 0.33% thereafter. Effective August 1, 1998, the trustees voted to reduce the annual fee for the first $500 million of average net assets to 0.40%. This reduction will remain in effect until January 31, 2000.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

As part of the subcustodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At November 30, 1998, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

For the six months ended November 30, 1998, fund expenses were reduced by $13,884 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $330 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees currently limit payment by the fund to an annual rate of 0.20%, 0.85% and 0.50% of the average net assets attributable to class A, class B and class M shares respectively.

For the six months ended November 30, 1998, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $10,510 and no monies from the sale of class A and class M shares, respectively and $39,974 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. For the six months ended November 30, 1998, Putnam Mutual Funds Corp., acting as underwriter received $5,356 on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended November 30, 1998, purchases and sales of investment securities other than short-term investments aggregated $25,177,280 and $21,868,580, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At November 30, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:


                                                        Six months ended
                                                        November 30, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        496,850        $ 4,631,460
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      134,479          1,255,173
-----------------------------------------------------------------------------
                                                   631,329          5,886,633

Shares
repurchased                                     (1,114,609)       (10,395,344)
-----------------------------------------------------------------------------
Net decrease                                      (483,280)       $(4,508,711)
-----------------------------------------------------------------------------

                                                         Year ended
                                                        May 31, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,430,266        $13,242,339
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      291,066          2,692,593
-----------------------------------------------------------------------------
                                                 1,721,332         15,934,932

Shares
repurchased                                     (2,361,394)       (21,843,453)
-----------------------------------------------------------------------------
Net decrease                                      (640,062)      $ (5,908,521)
-----------------------------------------------------------------------------

                                                        Six months ended
                                                        November 30, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        346,169        $ 3,228,199
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       33,036            307,962
-----------------------------------------------------------------------------
                                                   379,205          3,536,161

Shares
repurchased                                       (257,995)        (2,402,895)
-----------------------------------------------------------------------------
Net increase                                       121,210        $ 1,133,266
-----------------------------------------------------------------------------

                                                           Year ended
                                                          May 31, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        712,440        $ 6,592,978
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       67,218            620,900
-----------------------------------------------------------------------------
                                                   779,658          7,213,878

Shares
repurchased                                       (477,346)        (4,401,245)
-----------------------------------------------------------------------------
Net increase                                       302,312        $ 2,812,633
-----------------------------------------------------------------------------

                                                        Six months ended
                                                       November 30, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                             18        $       168
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                          738              6,896
-----------------------------------------------------------------------------
                                                       756              7,064

Shares
repurchased                                           (772)            (7,227)
-----------------------------------------------------------------------------
Net decrease                                           (16)        $     (163)
-----------------------------------------------------------------------------

                                                            Year ended
                                                          May 31, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                          8,994         $   82,408
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        1,677             15,530
-----------------------------------------------------------------------------
                                                    10,671             97,938

Shares
repurchased                                        (10,451)           (96,237)
-----------------------------------------------------------------------------
Net increase                                           220         $    1,701
-----------------------------------------------------------------------------



PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Quality Bond Fund +

High Yield Advantage Fund [DBL. DAGGER]

High Yield Total Return Fund

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government
Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund **

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts,
Michigan, Minnesota, New Jersey, New York,
Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK]

California, New York

LIFESTAGE SM FUNDS

Putnam Asset Allocation Funds -- three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:
Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

             * Formerly Putnam Diversified Income Trust II

             + Formerly Putnam Federal Income Trust

 [DBL. DAGGER] Closed to new investors. Some exceptions may apply.
               Contact Putnam for details.

[SECTION MARK] Not available in all states.

            ** An investment in a money market fund is neither
               insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

               Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.


Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Jerome J. Jacobs
Vice President

David E. Hamlin
Vice President and Fund Manager

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer


This report is for the information of shareholders of Putnam Arizona Tax Exempt Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109
www.putnaminv.com

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